Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Shareholders’ Equity [Abstract]
Shareholders’ Equity

20. Shareholders’ Equity

Common Stock

As of December 31, 2023, the Company had a total of 150,000,000 shares of common stock authorized with 71,905,363 shares issued and outstanding. As of March 31, 2024, the Company had a total of 150,000,000 shares of common stock authorized with 81,396,664 shares issued and outstanding.

On January 23, 2024, the Company entered into a six-month marketing services agreement. The Company issued 81,301 shares at a market value of $1.01 in exchange for marketing services provided.

On February 20, 2024, the Company entered into a two-month marketing services agreement. The Company issued 100,000 shares at a market value of $0.35 for marketing services provided. This agreement has the potential of renewal for an additional three months upon mutual written consent.

Preferred Stock

As of March 31, 2024 and December 31, 2023, the Company also had a total of 1,000,000 shares of preferred stock authorized. There were no preferred shares issued or outstanding as of March 31, 2024 and December 31, 2023. The board of directors of the Company has the authority to establish one or more series of preferred stock, fix the voting rights, if any, designations, powers, preferences and any other rights, if any, of each such series and any qualifications, limitations and restrictions thereof.

Warrants

As of December 31, 2023, warrants to purchase up to 12,345,000 shares of common stock were issued and outstanding. These warrants were related to financing activities. As inducement to extend the maturity of an existing note with warrants, the Company issued 90,000 additional penny warrants with a five year term to the noteholder with a five year term. As of March 31, 2024, warrants to purchase up to 12,435,000 shares of common stock were issued and outstanding.

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding - December 31, 2022	11,945,000	$11.50	5.98
Issued during the quarter	-	-	-
Expired during the quarter	-	-	-
Outstanding – March 31, 2023	11,945,000	11.50	5.98
Exercisable – March 31, 2023	11,945,000	$11.50	5.98

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding - December 31, 2023	12,345,000	$11.22	4.93
Issued during the quarter	90,000	0.01	0.03
Expired during the quarter	-	-	-
Outstanding – March 31, 2024	12,435,000	11.14	4.73
Exercisable – March 31, 2024	12,435,000	$11.14	4.73

22.	Shareholders’ Equity

Common Stock

As of December 31, 2022, the Company had a total of 100,000,000 shares of Class A common stock authorized and 10,000,000 shares of Class B common stock authorized. As of December 31, 2023, the Company had a total of 150,000,000 shares of common stock authorized with 71,905,363 shares issued and outstanding.

Preferred Stock

As of December 31, 2023 and 2022, the Company also had a total of 1,000,000 shares of preferred stock authorized. There were no preferred shares issued or outstanding as of December 31, 2023, and 2022. The board of directors of the Company has the authority to establish one or more series of preferred stock, fix the voting rights, if any, designations, powers, preferences and any other rights, if any, of each such series and any qualifications, limitations and restrictions thereof.

Warrants

As of December 31, 2022, warrants to purchase up to 11,945,000 shares of common stock were issued and outstanding. These warrants were related to financing activities. The Company issued additional warrants to purchase up to 400,000 shares of common stock in 2023. As of December 31, 2023, warrants to purchase up to 12,345,000 shares of common stock were issued and outstanding.

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)

Outstanding - January 31, 2022	11,945,000	$11.50	5.98
Issued during the year	-	-	-
Expired during the year	-	-	-
Outstanding - December 31, 2022	11,945,000	$11.50	5.98
Issued during the year	400,000	0.35	0.16
Expired during the year	-	-	-
Outstanding – December 31, 2023	12,345,000	11.22	4.93
Exercisable – December 31, 2023	12,345,000	$11.22	4.93

Convertible Note

As of December 31, 2022 and 2023, no convertible notes were issued or outstanding.